Summary of Significant Accounting Policies (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Accounting Policies [Abstract]
Schedue of the ordinary shares reflected in the balance sheets
Gross proceeds	$75,000,000
Less:
Proceeds allocated to Public Warrants	(1,800,000)
Ordinary shares issuance costs	(4,130,714)
Value of Anchor Shares	(1,698,300)
Plus:
Remeasurement of carrying value to redemption value	8,380,218

Ordinary shares subject to possible redemption, 12/31/20	75,751,204
Remeasurement of carrying value to redemption value	7,577
Ordinary shares subject to possible redemption, 12/31/21	75,758,781
Remeasurement of carrying value to redemption value	(8,781)
Ordinary shares subject to possible redemption, 3/31/22	$75,750,000

Gross proceeds	$75,000,000
Less:
Proceeds allocated to Public Warrants	(1,800,000)
Ordinary shares issuance costs	(4,130,714)
Plus:
Remeasurement of carrying value to redemption value	6,681,918
Ordinary shares subject to possible redemption, December 31, 2020	75,751,204
Remeasurement of carrying value to redemption value	7,577
Ordinary shares subject to possible redemption, December 31, 2021	$75,758,781

Schedule of calculation of basic and diluted net income (loss) per ordinary share
	Three Months Ended March 31, 2022		Three Months Ended March 31, 2021
	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and diluted net income per ordinary share
Numerator:
Allocation of net income, as adjusted	$2,547,835	$636,959	$11,258,280	$2,814,570
Denominator:
Basic and diluted weighted average shares outstanding	7,500,000	1,875,000	7,500,000	1,875,000
Basic and diluted net income per ordinary share	$0.34	$0.34	$1.50	$1.50

	Year Ended December 31, 2021		Year Ended December 31, 2020
	Redeemable	Non- redeemable	Redeemable	Non- redeemable
Basic and diluted net income (loss) per ordinary share
Numerator:
Allocation of net income (loss), as adjusted	$12,183,463	$3,045,866	$(6,715,089)	$(10,564,687)
Denominator:
Basic and diluted weighted average shares outstanding	7,500,00	1,875,000	1,191,781	1,875,000
Basic and diluted net income (loss) per ordinary share	$1.62	$1.62	$(5.63)	$(5.63)